Available-for-sale securities	12 Months Ended
Dec. 31, 2010
Available-for-sale securities
Available-for-sale securities

11.  Available-for-sale securities

We have investments in certain debt and equity securities, primarily at Cat Insurance, that have been classified as available-for-sale and recorded at fair value based upon quoted market prices.  These fair values are primarily included in Other assets in Statement 2.  Unrealized gains and losses arising from the revaluation of available-for-sale securities are included, net of applicable deferred income taxes, in equity (Accumulated other comprehensive income (loss) in Statement 2).  Realized gains and losses on sales of investments are generally determined using the FIFO (first-in, first-out) method for debt instruments and the specific identification method for equity securities.  Realized gains and losses are included in Other income (expense) in Statement 1.

Effective April 1, 2009, we adopted the new accounting and disclosure requirements regarding recognition and presentation of other-than-temporary impairments.  See Note 1K for additional information.

	December 31, 2010			December 31, 2009			December 31, 2008
(Millions of dollars)	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value	Cost Basis	Unrealized Pretax Net Gains (Losses)	Fair Value
Government debt
U.S. treasury bonds	$12	$—	$12	$14	$—	$14	$14	$1	$15
Other U.S. and non-U.S. government bonds	76	1	77	65	—	65	15	(1)	14

Corporate bonds
Corporate bonds	481	30	511	455	20	475	343	(22)	321
Asset-backed securities	136	—	136	141	(7)	134	165	(27)	138

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	258	15	273	295	13	308	319	5	324
Residential mortgage-backed securities	43	(3)	40	61	(10)	51	79	(19)	60
Commercial mortgage-backed securities	164	4	168	175	(13)	162	176	(47)	129

Equity securities
Large capitalization value	100	22	122	76	13	89	126	(13)	113
Smaller company growth	23	8	31	19	5	24	20	(2)	18
Total	$1,293	$77	$1,370	$1,301	$21	$1,322	$1,257	$(125)	$1,132

During 2010, 2009 and 2008, charges for other-than-temporary declines in the market values of securities were $3 million, $12 million and $37 million, respectively.  These charges were accounted for as a realized loss and were included in Other income (expense) in Statement 1.  The cost basis of the impacted securities was adjusted to reflect these charges.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2010
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$13	$—	$3	$—	$16	$—

Corporate bonds
Corporate bonds	29	—	1	—	30	—
Asset-backed securities	19	—	19	4	38	4

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	16	—	—	—	16	—
Residential mortgage-backed securities	2	—	25	4	27	4
Commercial mortgage-backed securities	3	—	14	1	17	1

Equity securities
Large capitalization value	14	1	12	2	26	3
Smaller company growth	3	—	1	—	4	—
Total	$99	$1	$75	$11	$174	$12

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2009
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
U.S. treasury bonds	$4	$—	$—	$—	$4	$—
Other U.S. and non-U.S. government bonds	14	—	2	—	16	—

Corporate bonds
Corporate bonds	25	—	10	1	35	1
Asset-backed securities	4	1	44	10	48	11

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	—	—	3	—	3	—
Residential mortgage-backed securities	—	—	49	10	49	10
Commercial mortgage-backed securities	24	—	73	14	97	14

Equity securities
Large capitalization value	2	—	23	3	25	3
Smaller company growth	1	—	2	—	3	—
Total	$74	$1	$206	$38	$280	$39

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Investments in an unrealized loss position that are not other-than-temporarily impaired:

	December 31, 2008
	Less than 12 months (1)		12 months or more (1)		Total
(Millions of dollars)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Government debt
Other U.S. and non-U.S. government bonds	$—	$—	$8	$1	$8	$1

Corporate bonds
Corporate bonds	176	18	33	5	209	23
Asset-backed securities	101	16	30	11	131	27

Mortgage-backed debt securities
U.S. governmental agency mortgage-backed securities	7	—	19	1	26	1
Residential mortgage-backed securities	32	6	27	14	59	20
Commercial mortgage-backed securities	71	15	59	32	130	47

Equity securities
Large capitalization value	60	13	5	2	65	15
Smaller company growth	7	2	—	—	7	2
Total	$454	$70	$181	$66	$635	$136

(1)  Indicates length of time that individual securities have been in a continuous unrealized loss position.

Government Debt.  The unrealized losses on our investments in other U.S. and non-U.S. government bonds are the result of changes in interest rates since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

Corporate Bonds.  The unrealized losses on our investments in corporate bonds and asset-backed securities relate primarily to changes in interest rates and credit-related yield spreads since time of purchase.  We do not intend to sell the investments and it is not likely that we will be required to sell the investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

Mortgage-Backed Debt Securities.  The unrealized losses on our investments in mortgage-backed securities and mortgage-related asset-backed securities relate primarily to the continuation of elevated housing delinquencies and default rates, credit-related yield spreads and risk aversion.  We do not intend to sell the investments and it is not likely that we will be required to sell these investments before recovery of their amortized cost basis.  We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

Equity Securities.  Cat Insurance maintains a well-diversified equity portfolio consisting of two specific mandates:  large capitalization value stocks and smaller company growth stocks.  U.S. equity valuations were generally higher in 2010 due to improved corporate earnings and the improving U.S. and global economies.  In each case where unrealized losses exist, the respective company’s management is taking corrective action in order to increase shareholder value.   We do not consider these investments to be other-than-temporarily impaired as of December 31, 2010.

The fair value of the available-for-sale debt securities at December 31, 2010, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay and creditors may have the right to call obligations.

(Millions of dollars)	Fair Value
Due in one year or less	$75
Due after one year through five years	$428
Due after five years through ten years	$230
Due after ten years	$484

Proceeds from sale of available-for-sale securities during 2010, 2009 and 2008 were $228 million, $291 million and $357 million, respectively. Gross gains of $10 million, $9 million and $17 million and gross losses of $1 million, $10 million and $23 million have been included in current earnings as a result of these sales for 2010, 2009 and 2008, respectively.